Major customers and suppliers	6 Months Ended
Jun. 30, 2020
Major customers and suppliers
Major customers and suppliers

Note 21 – Major customers and suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the six months ended June 30,2020, six major customers accounted for approximately 26%, 18%,  14%,  11%,  11% and 11% of the Company’s total sales, respectively. For the six months ended June 30,2019, six major customers accounted for approximately 22%, 21%, 16%, 14%,  13% and 11% of the Company’s total sales, respectively.

As of June 30,2020, five customers accounted for approximately 22%, 20%,  19%,  17% and 14% of the Company’s accounts receivable balance. As of December 31, 2019, five customers accounted for approximately 30%,  18%, 18%,  16% and 16% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the six months ended June 30,2020, two major suppliers accounted for approximately 62% and 12% of the Company’s total purchases, respectively. For the six months ended June 30,2019, two major suppliers accounted for approximately 30% and 16% of the Company’s total purchases, respectively.